RELATED PARTY TRANSACTIONS - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Directors
RELATED PARTY TRANSACTIONS
Fees paid for attending meetings of the Board and its Committees	$ 2,474	$ 2,306	$ 1,937
Senior Management
RELATED PARTY TRANSACTIONS
Payments for short-term retributions	20,327	18,387	15,776
Payments for long-term retributions	643	312	552
Payments for post-employment benefits	$ 980	$ 827	$ 642